Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 2,101	$ 275,665
Prepaid expenses	14,955	18,390
Prepaid insurance	43,440	205,604
Total Current Assets	60,496	499,659
Marketable securities held in Trust Account	24,075,435	258,971,518
TOTAL ASSETS	24,135,931	259,471,177
Current liabilities
Accounts payable and accrued expenses	2,742,444	234,985
Accrued offering costs		75,000
Convertible promissory note – related party	1,200,000
Total Current Liabilities	3,942,444	309,985
Forward Purchase Agreements	49,275
Deferred underwriting fee payable	13,100,000	13,100,000
Total Liabilities	17,091,719	13,409,985
Commitments and contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 2,205,349 and 25,000,000 issued and outstanding shares at redemption value of $10.92 per share and $10.36 as of December 31, 2024 and 2023, respectively	24,075,435	258,971,518
Stockholders’ Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(17,031,848)	(12,910,951)
Total Stockholders’ Deficit	(17,031,223)	(12,910,326)
Total Liabilities and Shareholders’ Deficit	24,135,931	259,471,177
Class A Ordinary Shares
Stockholders’ Deficit
Ordinary shares value	620
Class B Ordinary Shares
Stockholders’ Deficit
Ordinary shares value	$ 5	$ 625